Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net earnings	$ 126,100	$ 52,335
Adjustments to reconcile net earnings to net cash provided by operations:
Depreciation and amortization	32,375	30,933
Deferred income tax expense	16,650	15,529
Gain on the sale of assets	(31,938)	(13,086)
Restructuring provision	182	5,626
Loss from equity investment	11,453	93
401(k) match stock contribution	1,479	94
Changes in operating assets and liabilities (net of acquisitions):
Accounts and contracts receivable	24,280	(33,290)
Inventories	68,487	90,053
Other current assets	4,083	(4,332)
Accounts payable, accrued expenses, and other liabilities	(65,936)	(13,509)
Income taxes	(4,035)	(3,129)
Net cash provided by operating activities	183,180	127,317
Cash flows from investing activities:
Additions to property, plant, and equipment	(71,431)	(65,686)
Proceeds from the sale of assets	73,688	22,529
Net cash provided by (used in) investing activities	2,257	(43,157)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	478,059	494,098
Payments of long-term debt	(597,055)	(542,778)
Payments on financing leases	(6,321)	(6,437)
Change in other assets	(6,604)	(17,125)
Purchase of treasury stock	(4,358)	(12,673)
Preferred stock dividends paid	(23)	(23)
Net cash used in financing activities	(136,302)	(84,938)
Net increase (decrease) in cash and cash equivalents	49,135	(778)
Cash and cash equivalents, beginning of year	10,702	11,480
Cash and cash equivalents, end of year	59,837	10,702
Supplemental disclosures of cash flow information:
Interest	5,094	10,836
Income taxes paid	22,692	573
Noncash transactions:
Investment in CraftAg. LLC via contribution of plant	0	7,975
Property, plant and equipment issued under finance and operating leases	3,749	10,843
Property, plant and equipment purchased on account	$ 19	$ 754